Additional Financial Information of Parent Company - Schedule I Condensed Statements of Operations and Comprehensive Income (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Statements of Operations and Comprehensive Income
Revenues	$ 113,585,589	¥ 790,760,152	¥ 1,326,067,405	¥ 1,712,703,256
Cost of revenues	(69,198,493)	(481,746,067)	(684,558,659)	(737,507,904)
Selling expenses	(29,701,716)	(206,777,405)	(303,170,575)	(282,171,751)
General and administrative expenses	(38,140,638)	(265,527,496)	(274,782,664)	(204,052,576)
Interest income	881,467	6,136,600	3,990,096	11,385,895
Loss before taxes and loss from equity in subsidiaries and VIEs	(16,447,070)	(114,501,212)	(151,455,777)	542,925,304
Income (loss) from equity in subsidiaries and VIEs	(720,369)	(5,015,063)	(113,486,155)	2,579,447
Net income (loss)	(24,772,460)	(172,460,914)	(394,797,299)	422,506,242
Other comprehensive (loss) income	(466,245)	(3,245,903)	12,501,586	(36,377,776)
Parent Company
Condensed Statements of Operations and Comprehensive Income
Revenues	294,674	2,051,459
Cost of revenues			(187,196)	(2,433,718)
Selling expenses	(1,037,848)	(7,225,289)	(3,418,127)	(1,574,380)
General and administrative expenses	(2,099,403)	(14,615,621)	(24,195,705)	(35,254,910)
Other income (loss)	(422,050)	(2,938,226)	2,345,741	290,197
Interest income			1,502	4,862
Loss before taxes and loss from equity in subsidiaries and VIEs	(3,264,627)	(22,727,677)	(25,453,785)	(38,967,949)
Income (loss) from equity in subsidiaries and VIEs	(20,391,047)	(141,958,398)	(362,290,233)	448,460,128
Net income (loss)	(23,655,674)	(164,686,075)	(387,744,018)	409,492,179
Other comprehensive (loss) income	(470,002)	(3,272,053)	12,382,963	(36,401,114)
Comprehensive income (loss) attributable to ordinary shareholders	$ (24,125,676)	¥ (167,958,128)	¥ (375,361,055)	¥ 373,091,065